Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	$ 15	$ 150	$ 149
Interest on bank overdraft [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs		136	132
Interest on bank borrowings [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	3	1	4
Interest on leases [Member]
Schedule of Finance Costs [Line Items]
Interest on Finance Costs	$ 12	$ 13	$ 13